CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2014	$ 4,961	$ 25		$ 4,342	$ 2,291	$ (1,736)	$ 39
Beginning balance at Dec. 31, 2014								$ 16
Net income (loss), excluding redeemable non controlling interests	142				146		(4)	3
Other comprehensive gain (loss), net of tax	(9)					(9)
Dividend paid	(293)				(291)		(2)	(1)
Capital increase	17			3			14
Share-based compensation	24			24
Other changes	(4)				(3)		(1)
Ending balance at Jun. 30, 2015	4,838	25		4,369	2,143	(1,745)	46
Ending balance at Jun. 30, 2015								18
Beginning balance at Dec. 31, 2015	4,843	25		4,399	2,241	(1,863)	41
Beginning balance at Dec. 31, 2015	18							18
Net income (loss), excluding redeemable non controlling interests	(388)				(386)		(2)	4
Other comprehensive gain (loss), net of tax	184					181	3
Dividend paid	(202)				(201)		(1)	(2)
Acquisition of treasury stock	(13)		$ (13)
Share-based compensation	26		4	22
Other changes	(22)			6	1		(29)
Ending balance at Jun. 30, 2016	4,428	$ 25	$ (9)	$ 4,427	$ 1,655	$ (1,682)	$ 12
Ending balance at Jun. 30, 2016	$ 20							$ 20